Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands		Total		Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to shareholders of the Parent Company	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2020	[1]	€ 645,034		€ 4,300	€ 0	€ (24,660)	€ (2,225)	€ 741	€ 243	€ 0	€ (76,624)	€ (193,247)	€ 893,236	€ 601,764	€ 43,270
(Loss)/Profit		(127,661)	[2]										(136,001)	(136,001)	8,340
Other comprehensive income/(loss)		34,027				40,197	(6,316)	(430)	444					33,895	132
Total comprehensive income/(loss)		(93,634)				40,197	(6,316)	(430)	444				(136,001)	(102,106)	8,472
Legal reserves										20,351		(21,211)	860
Dividends		(650)										(102)		(102)	(548)
Capital increase related to the Business Combination		711,903		1,639	710,264									711,903
Purchase of own shares from Monterubello		(455,000)									(455,000)			(455,000)
Capital contribution from Monterubello		10,923			10,923									10,923
Issuance of shares held in treasury		5,959									76,624	(70,665)		5,959
Assignment of treasury shares												31,823	(31,823)
Acquisition of non-controlling interests													8,365	8,365	(8,365)
Acquisition of Ubertino		2,854													2,854
Share-based payments		74,978										74,978		74,978
Increase (decrease) through disposal of subsidiary, equity		(258,063)				(20,465)	176						(235,185)	(255,474)	(2,589)
At end of period at Dec. 31, 2021	[1]	644,304		5,939	721,187	(4,928)	(8,365)	311	687	20,351	(455,000)	(178,424)	499,452	601,210	43,094
(Loss)/Profit		65,279	[2]										51,482	51,482	13,797
Other comprehensive income/(loss)		31,452				10,223	21,744	941	(1,482)					31,426	26
Total comprehensive income/(loss)		96,731				10,223	21,744	941	(1,482)				51,482	82,908	13,823
Legal reserves										4,927		(4,927)
Dividends		(26,039)											(21,852)	(21,852)	(4,187)
Issuance of shares held in treasury		3,826									3,826			3,826
Share-based payments		13,579										13,579		13,579
Other changes		(80)										40	(762)	(722)	642
At end of period at Dec. 31, 2022	[1]	732,321		5,939	721,187	5,295	13,379	1,252	(795)	25,278	(451,174)	(169,732)	528,320	678,949	53,372
(Loss)/Profit		135,661											121,529	121,529	14,132
Other comprehensive income/(loss)		(21,780)				(15,151)	(7,553)	1,123	635					(20,946)	(834)
Total comprehensive income/(loss)		113,881				(15,151)	(7,553)	1,123	635				121,529	100,583	13,298
Legal reserves										(3,145)		3,145
Dividends		(31,099)											(25,031)	(25,031)	(6,068)
Issuance of shares held in treasury		3,654									3,902	(248)		3,654
Exercise of warrants		63,379		115	64,500							(1,236)		63,379
Issuance of Special Voting Shares A				3,100	(3,100)
Share-based payments		19,780										19,780		19,780
Settlement of share-based payments											10,650	(11,093)	443
Other changes		(1,020)										5,388	(6,408)	(1,020)	0
At end of period at Dec. 31, 2023		€ 900,896		€ 9,154	€ 782,587	€ (9,856)	€ 5,826	€ 2,375	€ (160)	€ 22,133	€ (436,622)	€ (153,996)	€ 618,853	€ 840,294	€ 60,602

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.

[2]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.